UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of March 31, 2012 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER – 5.0%
$2,192,000	Dairy Farmers of America, Inc. 0.406%, 4/2/2012	$2,191,976
7,000,000	ING America Insurance Holdings, Inc. 0.964%, 4/12/2012	6,997,968
	TOTAL COMMERCIAL PAPER (Cost $9,189,944)	9,189,944

	CORPORATE BONDS – 41.3%
4,690,000	Archer-Daniels-Midland Co. 0.670%, 8/13/20121	4,697,255
7,215,000	Bank of Nova Scotia 0.865%, 10/18/20121	7,225,433
5,020,000	Commonwealth Bank of Australia 2.750%, 10/15/2012	5,070,506
8,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 2.650%, 8/17/2012	8,071,888
8,700,000	Credit Suisse 3.450%, 7/2/2012	8,764,763
9,000,000	General Electric Capital Corp. 0.727%, 7/27/2012	9,010,494
7,675,000	JPMorgan Chase & Co. 5.375%, 10/1/2012	7,857,174
8,000,000	Metropolitan Life Global Funding I 2.875%, 9/17/2012	8,075,048
8,000,000	Royal Bank of Canada 2.250%, 3/15/2013	8,105,424
8,500,000	Wells Fargo & Co. 4.375%, 1/31/2013	8,763,441
	TOTAL CORPORATE BONDS (Cost $75,540,084)	75,641,426

	U.S. GOVERNMENT AGENCIES – 28.9%
8,000,000	Federal Farm Credit Bank 0.650%, 8/22/20142	7,983,016
	Federal Home Loan Mortgage Corp.
10,000,000	0.550%, 10/25/20132	10,001,620
9,750,000	0.550%, 1/9/20142	9,763,377
13,000,000	0.800%, 10/24/20142	12,960,077
	Federal National Mortgage Association
7,000,000	1.000%, 11/7/20142	7,017,584
5,100,000	1.000%, 12/5/20142	5,102,994
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $52,851,125)	52,828,668

See accompanying Notes to Schedule of Investments.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2012 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS – 0.2%
	CALL OPTIONS – 0.1%
222	CBOT 10-Year U.S. Treasury Note Futures Exercise Price: $130, Expiration Date: April 20, 2012	$97,125
		97,125

	PUT OPTIONS – 0.1%
54	CME Australian Dollar Futures Exercise Price: $1, Expiration Date: April 5, 2012	199,005
	CME E-Mini S&P 500 Futures
84	Exercise Price: $1,300, Expiration Date: April 20, 2012	7,980
84	Exercise Price: $1,200, Expiration Date: May 18, 2012	9,450
3	CME NASDAQ 100 E-Mini Futures Exercise Price: $2,470, Expiration Date: April 20, 2012	156
	CME S&P 500 Futures
1	Exercise Price: $1,300, Expiration Date: April 20, 2012	475
1	Exercise Price: $1,190, Expiration Date: June 14, 2012	1,275
52	NYMEX Crude Oil Futures Exercise Price: $100, Expiration Date: April 17, 2012	60,840
		279,181

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $302,342)	376,306

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 7.0%
12,770,160	Fidelity Institutional Money Market Fund, 0.214%3	12,770,160
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,770,160)	12,770,160

	TOTAL INVESTMENTS – 82.4% (Cost $150,653,655)	150,806,504
	Other Assets in Excess of Liabilities4 – 17.6%	32,241,501

	TOTAL NET ASSETS – 100.0%	$183,048,005

* Non-income producing security.
1 Variable, floating or step rate security.
2 Callable.
3 The rate is the annualized seven-day yield at period end.
4 Includes appreciation (depreciation) on forward foreign currency exchange contracts, futures contracts and written options contracts.

See accompanying Notes to Schedule of Investments.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of March 31, 2012 (Unaudited)

Security Type	Percent of Total Net Assets
Corporate Bonds	41.3%
U.S. Government Agencies	28.9%
Commercial Paper	5.0%
Purchased Options Contracts	0.2%
Short-Term Investments	7.0%
Total Investments	82.4%
Other Assets in Excess of Liabilities	17.6%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2012 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Currency Exchange	Currency Amount Purchased	Value At Settlement Date	Value At March 31, 2012	Unrealized Appreciation (Depreciation)
Australian Dollar	AUD per NZD	200,000	$211,037	$205,107	$(5,930)
Australian Dollar	AUD per USD	36,727,390	38,203,147	37,690,109	(513,038)
Brazilian Real	BRL per USD	10,169,225	5,561,785	5,459,074	(102,711)
British Pound	GBP per USD	14,987,721	23,686,999	23,980,539	293,540
Canadian Dollar	CAD per USD	20,881,196	20,991,964	20,877,936	(114,028)
Chilean Peso	CLP per USD	285,083,464	580,847	578,105	(2,742)
Chinese Yuan	CNY per USD	12,003,040	1,900,000	1,900,568	568
Columbian Peso	COP per USD	548,421,705	307,933	303,809	(4,124)
Czech Republic Koruna	CZK per EUR	23,351,059	1,251,945	1,256,002	4,057
Czech Republic Koruna	CZK per USD	13,963,694	749,606	750,959	1,353
Euro	EUR per CZK	250,000	328,193	333,691	5,498
Euro	EUR per NOK	1,150,000	1,520,627	1,534,566	13,939
Euro	EUR per PLN	100,000	133,227	133,436	209
Euro	EUR per SEK	200,000	266,329	266,923	594
Euro	EUR per USD	10,348,678	13,691,019	13,813,648	122,629
Hungarian Forint	HUF per EUR	322,133,400	1,455,662	1,452,107	(3,555)
Hungarian Forint	HUF per USD	1,054,052,484	4,687,178	4,726,208	39,030
Indian Rupee	INR per USD	153,130,167	2,974,682	2,962,991	(11,691)
Indonesian Rupiah	IDR per USD	27,183,320,704	2,942,668	2,936,470	(6,198)
Israeli Shekel	ILS per USD	576,709	153,685	154,901	1,216
Japanese Yen	JPY per USD	1,282,889,358	15,501,790	15,491,848	(9,942)
Malaysian Ringgit	MYR per USD	5,168,772	1,700,638	1,681,012	(19,626)
Mexican Peso	MXN per USD	56,289,470	4,404,768	4,374,086	(30,682)
New Zealand Dollar	NZD per AUD	127,830	105,627	104,086	(1,541)
New Zealand Dollar	NZD per USD	25,303,264	20,656,733	20,610,916	(45,817)
Norwegian Krone	NOK per EUR	21,139,491	3,662,413	3,707,302	44,889
Norwegian Krone	NOK per SEK	1,200,000	210,805	210,153	(652)
Norwegian Krone	NOK per USD	113,269,656	19,887,779	19,836,139	(51,640)
Peruvian Nuevo Sol	PEN per USD	3,103,471	1,160,690	1,160,858	168
Philippine Peso	PHP per USD	38,151,745	887,800	884,734	(3,066)
Polish Zloty	PLN per EUR	10,816,624	3,434,387	3,463,004	28,617
Polish Zloty	PLN per USD	8,972,066	2,839,789	2,858,468	18,679
Russian Ruble	RUB per USD	91,350,799	3,076,092	3,086,663	10,571
Singapore Dollar	SGD per USD	4,545,087	3,604,231	3,614,156	9,925
South African Rand	ZAR per USD	39,344,657	5,118,636	5,086,348	(32,288)
South Korean Won	KRW per USD	3,159,870,732	2,800,690	2,777,494	(23,196)
Swedish Krona	SEK per EUR	30,316,003	4,464,209	4,575,773	111,564
Swedish Krona	SEK per NOK	467,176	70,104	70,408	304
Swedish Krona	SEK per USD	179,933,021	26,588,626	27,117,500	528,874
Swiss Franc	CHF per USD	7,766,815	8,491,523	8,611,596	120,073
Taiwan Dollar	TWD per USD	3,167,310	107,640	107,581	(59)
Thai Brat	THB per USD	8,303,308	269,820	268,046	(1,774)
Turkish Lira	TRY per USD	17,511,893	9,638,113	9,671,325	33,212
			260,281,436	260,686,645	405,209

Sale Contracts
Australian Dollar	AUD per NZD	(255,131)	$(211,037)	$(207,743)	$3,294
Australian Dollar	USD per AUD	(20,851,886)	(21,524,509)	(21,386,452)	138,057
Brazilian Real	USD per BRL	(2,214,780)	(1,202,966)	(1,189,291)	13,675
British Pound	USD per GBP	(7,508,313)	(11,846,257)	(12,012,953)	(166,696)
Canadian Dollar	USD per CAD	(27,160,179)	(27,228,894)	(27,148,862)	80,032
Chilean Peso	USD per CLP	(25,447,101)	(51,701)	(51,611)	90
Chinese Yuan	USD per CNY	(1,263,654)	(200,000)	(200,281)	(281)
Columbian Peso	USD per COP	(144,286,203)	(81,085)	(79,930)	1,155
Czech Republic Koruna	CZK per EUR	(950,000)	(1,251,945)	(1,267,795)	(15,850)
Czech Republic Koruna	USD per CZK	(62,182,253)	(3,320,830)	(3,344,102)	(23,272)
Euro	EUR per CZK	(6,148,567)	(328,193)	(330,681)	(2,488)
Euro	EUR per NOK	(8,735,357)	(1,520,627)	(1,533,218)	(12,591)
Euro	EUR per PLN	(416,735)	(133,227)	(133,660)	(433)
Euro	EUR per SEK	(1,781,341)	(266,329)	(268,791)	(2,462)
Euro	USD per EUR	(26,818,437)	(35,268,380)	(35,798,070)	(529,690)
Hungarian Forint	HUF per EUR	(1,100,000)	(1,455,662)	(1,467,999)	(12,337)
Hungarian Forint	USD per HUF	(200,615,037)	(895,865)	(899,639)	(3,774)
Indian Rupee	USD per INR	(14,160,938)	(274,747)	(274,111)	636
Indonesian Rupiah	USD per IDR	(5,880,544,571)	(635,994)	(635,289)	705
Israeli Shekel	USD per ILS	(378,345)	(98,880)	(101,621)	(2,741)
Japanese Yen	USD per JPY	(2,373,583,586)	(28,759,807)	(28,661,689)	98,118
Malaysian Ringgit	USD per MYR	(2,110,725)	(688,059)	(686,460)	1,599

Sale Contracts (continued)	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At March 31, 2012	Unrealized Appreciation (Depreciation)
Mexican Peso	USD per MXN	(7,784,793)	$(609,330)	$(603,465)	$5,865
New Zealand Dollar	NZD per AUD	(100,000)	(105,627)	(102,553)	3,074
New Zealand Dollar	USD per NZD	(19,700,740)	(15,989,223)	(16,042,180)	(52,957)
Norwegian Krone	NOK per EUR	(2,800,000)	(3,662,413)	(3,736,817)	(74,404)
Norwegian Krone	NOK per SEK	(1,430,972)	(210,805)	(215,660)	(4,855)
Norwegian Krone	USD per NOK	(116,913,749)	(20,323,952)	(20,474,809)	(150,857)
Peruvian Nuevo Sol	USD per PEN	(812,583)	(303,715)	(303,948)	(233)
Philippine Peso	USD per PHP	(35,948,280)	(834,461)	(833,605)	856
Polish Zloty	PLN per EUR	(2,600,000)	(3,434,387)	(3,469,692)	(35,305)
Polish Zloty	USD per PLN	(5,972,562)	(1,891,254)	(1,902,216)	(10,962)
Russian Ruble	USD per RUB	(2,106,231)	(71,452)	(70,975)	477
Singapore Dollar	USD per SGD	(1,147,438)	(909,631)	(912,470)	(2,839)
South African Rand	USD per ZAR	(14,270,751)	(1,852,288)	(1,838,679)	13,609
South African Rand	ZAR per USD	(5,118,636)	(5,118,636)	(5,118,636)	-
South Korean Won	USD per KRW	(1,708,435,093)	(1,506,253)	(1,501,679)	4,574
Swedish Krona	SEK per EUR	(3,400,000)	(4,464,209)	(4,537,485)	(73,276)
Swedish Krona	SEK per NOK	(400,000)	(70,104)	(70,051)	53
Swedish Krona	USD per SEK	(81,897,508)	(12,096,075)	(12,342,537)	(246,462)
Swiss Franc	USD per CHF	(10,853,304)	(11,863,556)	(12,036,544)	(172,988)
Taiwan Dollar	USD per TWD	(52,641,427)	(1,785,176)	(1,788,233)	(3,057)
Thai Brat	USD per THB	(2,919,298)	(94,560)	(94,240)	320
Turkish Lira	USD per TRY	(3,643,291)	(1,990,946)	(2,011,694)	(20,748)
			(226,433,047)	(227,688,416)	(1,255,369)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			$33,848,389	$32,998,229	$(850,160)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At March 31, 2012	Unrealized Appreciation (Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	June 2012	540	$118,892,016	$118,882,642	$(9,374)
CBOT 5-Year U.S. Treasury Note	June 2012	196	24,050,827	24,013,358	(37,469)
CBOT 10-Year U.S. Treasury Note	June 2012	284	36,898,212	36,847,517	(50,695)
CBOT U.S. Long Bond	June 2012	5	702,575	687,169	(15,406)
Eurex 10-Year Euro BUND	June 2012	164	22,659,631	22,772,359	112,728
Eurex 2-Year Euro SCHATZ	June 2012	666	73,464,212	73,515,846	51,634
Eurex 30-Year Euro BUXL	June 2012	3	380,003	380,377	374
Eurex 5-Year Euro BOBL	June 2012	109	13,508,646	13,554,623	45,977
Eurex Swiss Federal Bond	June 2012	2	-	(4,244)	(4,244)
LIFFE Long Gilt Government Bond	June 2012	322	36,719,506	37,010,284	290,778
MSE 10-Year Canadian Bond	June 2012	58	7,627,938	7,600,823	(27,115)
SFE-ASX 10-Year Australian Bond	June 2012	24	2,302,116	2,312,276	10,160
SFE-ASX 3-Year Australian Bond	June 2012	26	2,508,362	2,518,070	9,708
TSE 10-Year Japanese Treasury Bond	June 2012	31	4,408,660,350	4,408,592,412	(67,938)
Commodity Futures
CBOT Corn	May 2012	41	1,335,381	1,320,318	(15,063)
CBOT Corn	July 2012	188	6,063,387	6,057,675	(5,712)
CBOT Corn	September 2012	16	470,929	450,641	(20,288)
CBOT Corn	December 2012	10	287,863	270,151	(17,712)
CBOT Corn	March 2013	9	258,848	248,310	(10,538)
CBOT Soybean	May 2012	104	7,028,542	7,258,942	230,400
CBOT Soybean	July 2012	13	882,795	915,882	33,087
CBOT Soybean	November 2012	5	315,650	339,512	23,862
CBOT Soybean Meal	May 2012	74	2,742,225	2,873,625	131,400
CBOT Soybean Meal	July 2012	3	110,232	116,942	6,710
CBOT Soybean Meal	December 2012	12	418,391	443,191	24,800
CBOT Soybean Oil	May 2012	10	331,462	330,772	(690)
CBOT Soybean Oil	July 2012	1	-	(222)	(222)
CBOT Wheat	May 2012	19	619,000	627,713	8,713
CBOT Wheat	July 2012	1	-	(450)	(450)
CME Feeder Cattle	May 2012	2	-	(9,937)	(9,937)
CME Lean Hogs	June 2012	3	110,347	108,497	(1,850)
CME Live Cattle	June 2012	68	3,331,619	3,166,619	(165,000)
CMX Copper	May 2012	8	770,817	765,167	(5,650)
CMX Gold	June 2012	23	3,822,021	3,856,541	34,520
CMX Silver	May 2012	4	694,146	645,041	(49,105)
EOP Milling Wheat	May 2012	5	52,820	53,320	500
EOP Rapeseed	July 2012	23	537,175	550,050	12,875
ICE Brent Crude Oil	May 2012	148	18,431,915	18,163,065	(268,850)

Long Contracts (continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At March 31, 2012	Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
ICE Brent Crude Oil	June 2012	49	$6,055,494	$5,983,944	$(71,550)
ICE Gasoil	April 2012	5	506,417	507,142	725
ICE Gasoil	May 2012	58	5,957,782	5,880,882	(76,900)
ICE Gasoil	June 2012	12	1,222,858	1,214,808	(8,050)
ICE Gasoil	July 2012	1	-	(25)	(25)
LIFFE Cocoa	July 2012	2	30,543	28,910	(1,633)
LIFFE Robusta Coffee	May 2012	11	221,535	221,585	50
LIFFE Robusta Coffee	July 2012	1	-	370	370
LIFFE White Sugar	July 2012	14	439,347	441,037	1,690
LME Copper	June 2012	7	1,473,903	1,474,834	931
LME Copper	July 2012	2	426,829	422,429	(4,400)
LME Aluminum	March 2012	2	108,890	111,728	2,838
MDE Crude Palm Oil	June 2012	2	167,736	169,025	1,289
NYBOT Cocoa	September 2012	1	-	(390)	(390)
NYBOT Coffee	July 2012	2	139,013	138,750	(263)
NYBOT Coffee	September 2012	2	139,725	140,888	1,163
NYBOT Cotton #2	May 2012	5	237,278	233,823	(3,455)
NYBOT Cotton #2	July 2012	3	143,419	140,894	(2,525)
NYBOT FCOJ-A	May 2012	5	135,088	120,193	(14,895)
NYBOT Sugar #11	April 2012	123	3,420,495	3,430,351	9,856
NYBOT Sugar #11	June 2012	10	265,742	266,784	1,042
NYMEX RBOB Gasoline	April 2012	53	7,401,561	7,359,431	(42,130)
NYMEX RBOB Gasoline	May 2012	3	415,271	409,559	(5,712)
NYMEX RBOB Gasoline	June 2012	1	-	(260)	(260)
NYMEX RBOB Gasoline	July 2012	2	265,154	263,688	(1,466)
NYMEX RBOB Gasoline	August 2012	3	397,606	388,395	(9,211)
NYMEX Heating Oil	April 2012	48	6,545,347	6,381,749	(163,598)
NYMEX Heating Oil	May 2012	27	3,693,665	3,618,720	(74,945)
NYMEX Heating Oil	June 2012	8	1,035,098	1,052,255	17,157
NYMEX Heating Oil	July 2012	3	409,563	402,965	(6,598)
NYMEX Heating Oil	August 2012	3	410,432	403,876	(6,556)
NYMEX Natural Gas	May 2012	56	1,388,520	1,265,030	(123,490)
NYMEX Natural Gas	June 2012	22	527,692	525,572	(2,120)
NYMEX Platinum	July 2012	3	248,429	246,029	(2,400)
NYMEX WTI Crude	May 2012	56	5,958,994	5,752,854	(206,140)
NYMEX WTI Crude	June 2012	44	4,699,600	4,555,760	(143,840)
NYMEX WTI Crude	July 2012	13	1,356,271	1,352,391	(3,880)
NYMEX WTI Crude	August 2012	1	-	(5,370)	(5,370)
NYMEX WTI Crude	September 2012	2	214,084	209,324	(4,760)
WCE Canola	May 2012	9	107,328	112,873	5,545
Currency Futures
CME Australian Dollar	June 2012	295	30,666,725	30,314,965	(351,760)
CME British Pound	June 2012	36	3,573,450	3,613,206	39,756
CME Canadian Dollar	June 2012	39	3,920,930	3,902,255	(18,675)
CME Swiss Franc	June 2012	9	1,241,663	1,250,488	8,825
CME Japanese Yen	June 2012	29	4,367,400	4,378,313	10,913
CME Mexican Peso	June 2012	73	2,850,127	2,836,590	(13,537)
CME New Zealand Dollar	June 2012	26	2,119,953	2,118,433	(1,520)
SFE-ASX New Zealand 3-Month Bank Accepted Bill	June 2012	3	2,917,200	2,917,260	60
SFE-ASX New Zealand 3-Month Bank Accepted Bill	September 2012	2	1,942,800	1,943,158	358
Index Futures
CBOT E-Mini Dow ($5)	June 2012	35	2,259,263	2,308,038	48,775
CME E-Mini NASDAQ 100 Index	June 2012	176	9,399,354	9,622,397	223,043
CME E-Mini S&P 500® Index	June 2012	416	28,526,420	29,114,115	587,695
CME E-Mini S&P MidCap 400 Index	June 2012	20	1,952,165	1,981,605	29,440
CME Nikkei 225 Index	June 2012	11	530,435	560,485	30,050
EOE-NYSE LIFFE Amsterdam Index	April 2012	41	2,693,778	2,622,237	(71,541)
EOP CAC 40 Index	April 2012	60	2,113,579	2,025,914	(87,665)
Eurex Euro STOXX 50 Index	June 2012	192	4,745,745	4,590,855	(154,890)
Eurex Euro-BTP	June 2012	1	-	(347)	(347)
Eurex German Stock Index	June 2012	40	7,077,619	6,923,850	(153,769)
Eurex TecDAX Stock Index	June 2012	1	-	(67)	(67)
HKG Hang Seng China Enterprises Index	April 2012	26	13,721,656	13,729,234	7,578
HKG Hang Seng Index	April 2012	25	26,248,406	26,172,229	(76,177)
LIFFE FTSE 100 Index	June 2012	114	6,680,039	6,441,030	(239,009)
MIL FTSE per MIB Index	June 2012	18	1,494,828	1,393,394	(101,434)
MSE S&P per TSX 60 Index	June 2012	10	1,410,235	1,408,861	(1,374)
NYF-ICE Russell 2000 Mini Index	June 2012	56	4,558,227	4,616,472	58,245

Long Contracts (continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At March 31, 2012	Unrealized Appreciation (Depreciation)
Index Futures (continued)
OSE Nikkei 225 Index	June 2012	60	$588,247,155	$588,428,572	$181,417
OSE Nikkei 225 Mini Index	June 2012	179	179,578,499	179,590,958	12,459
SAFEX FTSE per JSE Top 40 Index	June 2012	11	3,343,533	3,336,495	(7,038)
SFE-ASX SPI 200 Index	June 2012	6	640,662	651,033	10,371
SGX MSCI Singapore Index	April 2012	15	1,033,249	1,033,472	223
SGX MSCI Taiwan Index	April 2012	42	1,197,411	1,187,338	(10,073)
SGX Nikkei 225 Index	June 2012	49	241,390,335	241,459,576	69,241
SGX S&P CNX Nifty Index	April 2012	91	958,534	972,758	14,224
SSE OMXS30 Index	April 2012	196	21,330,574	21,255,472	(75,102)
TSE TOPIX Index	June 2012	21	173,515,902	173,590,199	74,297
Interest Rate Futures
CBOT 10-Year Swap	June 2012	1	-	(1,969)	(1,969)
CBOT 5-Year Swap	June 2012	4	453,351	450,507	(2,844)
CME 3-Month Eurodollar	June 2012	120	29,848,500	29,857,213	8,713
CME 3-Month Eurodollar	September 2012	285	70,898,381	70,898,731	350
CME 3-Month Eurodollar	December 2012	318	79,088,409	79,090,603	2,194
CME 3-Month Eurodollar	March 2013	776	192,894,329	192,935,429	41,100
CME 3-Month Eurodollar	June 2013	53	13,169,255	13,170,030	775
CME 3-Month Eurodollar	September 2013	658	163,397,274	163,396,999	(275)
CME 3-Month Eurodollar	December 2013	19	4,716,227	4,713,039	(3,188)
CME 3-Month Eurodollar	March 2014	7	1,735,557	1,734,632	(925)
CME 3-Month Eurodollar	June 2014	2	-	(150)	(150)
CME 3-Month Eurodollar	September 2014	2	495,116	494,229	(887)
LIFFE 2-Year Euro Swap Note	June 2012	3	328,607	329,287	680
LIFFE 3-Month Euro Euribor	June 2012	13	3,217,871	3,231,730	13,859
LIFFE 3-Month Euro Euribor	September 2012	815	202,212,095	202,257,342	45,247
LIFFE 3-Month Euro Euribor	December 2012	427	105,928,452	105,949,633	21,181
LIFFE 3-Month Euro Euribor	March 2013	273	67,710,535	67,707,367	(3,168)
LIFFE 3-Month Euro Euribor	June 2013	112	27,759,837	27,772,912	13,075
LIFFE 3-Month Euro Euribor	September 2013	99	24,517,950	24,528,840	10,890
LIFFE 3-Month Euro Euribor	December 2013	39	9,647,254	9,653,074	5,820
LIFFE 3-Month Euro Euribor	March 2014	30	7,418,185	7,417,968	(217)
LIFFE 3-Month Euro Euribor	June 2014	9	2,223,524	2,222,723	(801)
LIFFE 3-Month Euro Euribor	September 2014	5	1,234,755	1,233,588	(1,167)
LIFFE 3-Month Euro Swiss Franc	June 2012	5	1,249,534	1,248,537	(997)
LIFFE 90-Day Sterling	June 2012	28	3,467,788	3,466,167	(1,621)
LIFFE 90-Day Sterling	September 2012	579	71,718,758	71,710,953	(7,805)
LIFFE 90-Day Sterling	December 2012	337	41,727,614	41,736,219	8,605
LIFFE 90-Day Sterling	March 2013	110	13,619,327	13,625,671	6,344
LIFFE 90-Day Sterling	June 2013	118	14,604,629	14,610,393	5,764
LIFFE 90-Day Sterling	September 2013	113	13,980,030	13,987,855	7,825
LIFFE 90-Day Sterling	December 2013	55	6,797,514	6,798,295	781
LIFFE 90-Day Sterling	March 2014	44	5,435,768	5,436,168	400
LIFFE 90-Day Sterling	June 2014	3	370,402	370,142	(260)
LIFFE 90-Day Sterling	September 2014	2	246,689	246,509	(180)
MSE 3-Month Canadian Bankers' Acceptance	March 2013	1	-	425	425
SFE-ASX 90-Day Australian Bank Accepted Bill	March 2013	1	-	875	875
TFX 3-Month Euroyen	June 2012	9	224,261,100	224,261,115	15
TFX 3-Month Euroyen	September 2012	9	224,252,325	224,252,310	(15)
TFX 3-Month Euroyen	December 2012	9	224,247,375	224,247,420	45
TFX 3-Month Euroyen	March 2013	6	149,484,300	149,484,270	(30)
TFX 3-Month Euroyen	June 2013	5	124,587,000	124,586,819	(181)
			8,360,350,136	8,359,862,423	(487,713)
Short Contracts
Bond Futures
CBOT 2-Year U.S. Treasury Note	June 2012	(81)	$(17,817,530)	$(17,833,483)	$(15,953)
CBOT 5-Year U.S. Treasury Note	June 2012	(6)	(733,655)	(735,225)	(1,570)
CBOT 10-Year U.S. Treasury Note	June 2012	(2)	(258,450)	(258,966)	(516)
CBOT U.S. Long Bond	June 2012	(7)	(966,044)	(967,075)	(1,031)
Eurex 5-Year Euro BOBL	June 2012	(4)	(496,090)	(496,557)	(467)
Eurex 10-Year Euro BUND	June 2012	(9)	(1,234,509)	(1,250,373)	(15,864)
MSE 10-Year Canadian Bond	June 2012	(371)	(48,681,643)	(48,607,597)	74,046
PMI 10-Year Swedish Government Bond	June 2012	(83)	(113,499,512)	(113,421,647)	77,865
SFE 3-Year Australian Bond	June 2012	(39)	(3,756,227)	(3,784,848)	(28,621)
SFE 10-Year Australian Bond	June 2012	(32)	(3,067,550)	(3,097,876)	(30,326)
Commodity Futures
CBOT Corn	May 2012	(197)	(6,261,239)	(6,288,439)	(27,200)
CBOT Oat	May 2012	(2)	(31,247)	(34,122)	(2,875)

Short Contracts (continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At March 31, 2012	Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
CBOT Rough Rice	May 2012	(3)	$(86,779)	$(88,679)	$(1,900)
CBOT Soybean	May 2012	(1)	(70,510)	(70,147)	363
CBOT Soybean	July 2012	(46)	(3,149,513)	(3,238,976)	(89,463)
CBOT Soybean	March 2013	(3)	(196,430)	(200,693)	(4,263)
CBOT Soybean Meal	July 2012	(5)	(170,177)	(194,837)	(24,660)
CBOT Soybean Oil	May 2012	(13)	(424,953)	(429,747)	(4,794)
CBOT Soybean Oil	July 2012	(5)	(164,783)	(166,517)	(1,734)
CBOT Soybean Oil	December 2012	(6)	(199,400)	(202,232)	(2,832)
CBOT Wheat	May 2012	(80)	(2,565,446)	(2,651,484)	(86,038)
CBOT Wheat	July 2012	(43)	(1,411,781)	(1,443,381)	(31,600)
CBOT Wheat	September 2012	(3)	(100,230)	(103,493)	(3,263)
CBOT Wheat	December 2012	(11)	(386,822)	(391,572)	(4,750)
CBOT Wheat	March 2013	(12)	(425,907)	(436,620)	(10,713)
CME Feeder Cattle	April 2012	(1)	(77,976)	(74,401)	3,575
CME Lean Hogs	June 2012	(12)	(442,562)	(430,372)	12,190
CME Lean Hogs	July 2012	(38)	(1,411,945)	(1,384,975)	26,970
CME Live Cattle	June 2012	(12)	(587,091)	(555,771)	31,320
CME Live Cattle	August 2012	(36)	(1,789,579)	(1,719,419)	70,160
CME Lumber	May 2012	(1)	(30,569)	(28,699)	1,870
CMX Copper	May 2012	(4)	(381,845)	(382,645)	(800)
CMX Gold	June 2012	(5)	(837,306)	(832,876)	4,430
CMX Silver	May 2012	(1)	(159,550)	(162,420)	(2,870)
ICE Brent Crude Oil	May 2012	(3)	(369,605)	(368,635)	970
ICE Brent Crude Oil	June 2012	(70)	(8,686,881)	(8,545,601)	141,280
ICE Brent Crude Oil	July 2012	(27)	(3,318,949)	(3,308,029)	10,920
KCBT Hard Red Winter Wheat	May 2012	(36)	(1,229,469)	(1,259,719)	(30,250)
KCBT Hard Red Winter Wheat	July 2012	(9)	(311,155)	(317,368)	(6,213)
LIFFE Cocoa	May 2012	(15)	(222,263)	(219,733)	2,530
LIFFE Robusta Coffee	May 2012	(1)	(19,118)	(20,258)	(1,140)
LIFFE White Sugar	July 2012	(1)	(31,752)	(31,047)	705
LME Copper	May 2012	(7)	(1,473,247)	(1,478,838)	(5,591)
LME Lead	May 2012	(23)	(1,201,026)	(1,188,729)	12,297
LME Lead	June 2012	(13)	(656,455)	(668,162)	(11,707)
LME Nickel	May 2012	(10)	(1,132,859)	(1,082,782)	50,077
LME Nickel	June 2012	(6)	(640,864)	(632,959)	7,905
LME Nickel	July 2012	(2)	(221,880)	(214,123)	7,757
LME Aluminum	May 2012	(60)	(3,298,026)	(3,170,786)	127,240
LME Aluminum	June 2012	(45)	(2,425,939)	(2,364,318)	61,621
LME Aluminum	July 2012	(4)	(216,590)	(213,441)	3,149
LME Aluminum	September 2012	(3)	(168,831)	(161,656)	7,175
LME Aluminum	November 2012	(5)	(266,258)	(271,739)	(5,481)
LME Aluminum	January 2013	(1)	(57,885)	(54,747)	3,138
LME Tin	May 2012	(1)	(561,975)	(569,400)	(7,425)
LME Zinc	May 2012	(8)	(400,797)	(399,050)	1,747
LME Zinc	June 2012	(21)	(1,052,904)	(1,047,023)	5,881
LME Zinc	July 2012	(1)	(51,355)	(50,098)	1,257
LME Zinc	November 2012	(1)	(49,804)	(50,548)	(744)
NYBOT Cocoa	May 2012	(39)	(878,188)	(867,078)	11,110
NYBOT Cocoa	July 2012	(22)	(507,825)	(493,955)	13,870
NYBOT Cocoa	September 2012	(1)	(22,720)	(22,620)	100
NYBOT Coffee	May 2012	(40)	(2,868,560)	(2,708,379)	160,181
NYBOT Cotton #2	May 2012	(39)	(1,783,244)	(1,819,709)	(36,465)
NYBOT Sugar #11	April 2012	(1)	(27,480)	(27,670)	(190)
NYBOT Sugar #11	June 2012	(9)	(234,980)	(240,065)	(5,085)
NYMEX RBOB Gasoline	April 2012	(6)	(839,286)	(833,624)	5,662
NYMEX RBOB Gasoline	May 2012	(1)	(140,393)	(136,466)	3,927
NYMEX Heating Oil	April 2012	(15)	(2,028,159)	(1,997,167)	30,992
NYMEX Natural Gas	April 2012	(253)	(6,057,630)	(5,486,850)	570,780
NYMEX Natural Gas	May 2012	(10)	(265,140)	(231,610)	33,530
NYMEX Natural Gas	June 2012	(7)	(200,361)	(167,211)	33,150
NYMEX Natural Gas	July 2012	(8)	(217,304)	(196,864)	20,440
NYMEX Natural Gas	August 2012	(5)	(130,890)	(124,590)	6,300
NYMEX Palladium	June 2012	(2)	(129,718)	(130,818)	(1,100)
NYMEX WTI Crude	May 2012	(48)	(5,006,731)	(4,920,521)	86,210
NYMEX WTI Crude	June 2012	(1)	(107,575)	(103,535)	4,040
Currency Futures
CME British Pound	June 2012	(72)	(7,095,600)	(7,165,081)	(69,481)
CME Canadian Dollar	June 2012	(77)	(7,730,415)	(7,721,260)	9,155

Short Contracts (continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At March 31, 2012	Unrealized Appreciation (Depreciation)
Currency Futures (continued)
CME Swiss Franc	June 2012	(18)	$(2,439,000)	$(2,494,237)	$(55,237)
CME Euro	June 2012	(221)	(36,304,223)	(36,815,023)	(510,800)
CME Japanese Yen	June 2012	(78)	(11,758,175)	(11,754,675)	3,500
CME Mexican Peso	June 2012	(19)	(735,756)	(736,194)	(438)
CME New Zealand Dollar	June 2012	(21)	(1,710,660)	(1,710,548)	112
CME South African Rand	June 2012	(6)	(390,000)	(387,825)	2,175
NYBOT-FINIX United States Dollar	June 2012	(7)	(553,410)	(553,966)	(556)
Index Futures
CBOE Volatility Index	April 2012	(1)	(21,598)	(16,798)	4,800
CBOE Volatility Index	May 2012	(6)	(114,000)	(114,000)	-
CME S&P 500® Index	June 2012	(1)	(334,947)	(350,797)	(15,850)
HKG Hang Seng China Enterprises Index	April 2012	(2)	(1,070,729)	(1,069,474)	1,255
MSE S&P per TSX 60 Index	June 2012	(19)	(2,677,397)	(2,673,987)	3,410
SFE-ASX SPI 200 Index	June 2012	(27)	(2,901,906)	(2,944,193)	(42,287)
SSE OMXS30 Index	April 2012	(12)	(1,314,585)	(1,309,305)	5,280
TSE TOPIX Index	June 2012	(11)	(89,777,501)	(89,831,634)	(54,133)
Interest Rate Futures
CBOT 30-Day Federal Funds	April 2012	(8)	(3,329,203)	(3,329,432)	(229)
CBOT 30-Day Federal Funds	May 2012	(7)	(2,912,901)	(2,913,255)	(354)
CBOT 30-Day Federal Funds	June 2012	(1)	(416,075)	(416,138)	(63)
CBOT 30-Day Federal Funds	July 2012	(4)	(1,664,113)	(1,664,384)	(271)
CBOT 30-Day Federal Funds	August 2012	(3)	(1,248,059)	(1,248,226)	(167)
CBOT 30-Day Federal Funds	September 2012	(2)	(831,962)	(832,108)	(146)
CME 3-Month Eurodollar	March 2013	(24)	(5,964,174)	(5,966,949)	(2,775)
CME 3-Month Eurodollar	June 2013	(183)	(45,439,769)	(45,468,481)	(28,712)
CME 3-Month Eurodollar	September 2013	(27)	(6,701,029)	(6,704,041)	(3,012)
CME 3-Month Eurodollar	December 2013	(153)	(37,934,533)	(37,952,246)	(17,713)
CME 3-Month Eurodollar	March 2014	(135)	(33,450,452)	(33,459,102)	(8,650)
LIFFE 3-Month Euro Euribor	June 2012	(92)	(22,844,796)	(22,844,229)	567
LIFFE 3-Month Euro Euribor	December 2013	(13)	(3,217,399)	(3,218,183)	(784)
LIFFE 3-Month Euro Euribor	March 2014	(10)	(2,472,687)	(2,473,271)	(584)
LIFFE 90-Day Sterling	June 2012	(370)	(45,814,325)	(45,808,421)	5,904
LIFFE 90-Day Sterling	June 2013	(2)	(247,485)	(247,625)	(140)
LIFFE 90-Day Sterling	September 2013	(15)	(1,853,798)	(1,857,100)	(3,302)
LIFFE 90-Day Sterling	December 2013	(22)	(2,717,203)	(2,721,246)	(4,043)
LIFFE 90-Day Sterling	March 2014	(14)	(1,728,249)	(1,730,270)	(2,021)
LIFFE 3-Month Euro Swiss Franc	June 2012	(131)	(32,730,940)	(32,725,012)	5,928
LIFFE 3-Month Euro Swiss Franc	September 2012	(76)	(18,986,092)	(18,984,153)	1,939
LIFFE 3-Month Euro Swiss Franc	December 2012	(51)	(12,735,567)	(12,733,434)	2,133
LIFFE 3-Month Euro Swiss Franc	March 2013	(49)	(12,235,919)	(12,234,008)	1,911
LIFFE 3-Month Euro Swiss Franc	June 2013	(1)	(249,623)	(249,706)	(83)
MSE 3-Month Canadian Bankers' Acceptance	June 2012	(183)	(45,169,444)	(45,169,669)	(225)
MSE 3-Month Canadian Bankers' Acceptance	September 2012	(328)	(80,924,385)	(80,946,464)	(22,079)
MSE 3-Month Canadian Bankers' Acceptance	December 2012	(106)	(26,138,690)	(26,143,546)	(4,856)
MSE 3-Month Canadian Bankers' Acceptance	March 2013	(22)	(5,424,293)	(5,420,738)	3,555
SFE-ASX 90-Day Australian Bank Accepted Bill	June 2012	(81)	(77,592,330)	(77,619,524)	(27,194)
SFE-ASX 90-Day Australian Bank Accepted Bill	September 2012	(93)	(89,110,508)	(89,163,599)	(53,091)
SFE-ASX 90-Day Australian Bank Accepted Bill	December 2012	(21)	(20,130,285)	(20,144,543)	(14,258)
SFE-ASX 90-Day Australian Bank Accepted Bill	March 2013	(1)	(958,100)	(958,975)	(875)
SFE-ASX 90-Day Australian Bank Accepted Bill	June 2013	(3)	(2,873,400)	(2,875,951)	(2,551)
SFE-ASX 90-Day Australian Bank Accepted Bill	September 2013	(5)	(4,786,000)	(4,790,000)	(4,000)
SFE-ASX 90-Day Australian Bank Accepted Bill	December 2013	(8)	(7,654,400)	(7,659,798)	(5,398)
TFX 3-Month Euroyen	September 2012	(2)	(49,831,200)	(49,831,200)	-
TFX 3-Month Euroyen	December 2012	(2)	(49,824,950)	(49,825,025)	(75)
TFX 3-Month Euroyen	June 2013	(5)	(124,553,500)	(124,553,651)	(151)
			(1,311,014,661)	(1,310,696,385)	318,276
TOTAL FUTURES CONTRACTS			$7,049,335,475	$7,049,166,038	$(169,437)

WRITTEN OPTIONS CONTRACTS
PUT OPTIONS

Number
of Contracts	Description	Value
(3)	CME NASDAQ 100 E-Mini Futures Exercise Price: $2,580, Expiration Date: April 20, 2012	$(375)
(1)	CME S&P 500 Futures Exercise Price: $1,345, Expiration Date: April 20, 2012	(1,113)
(1)	CME S&P 500 Futures Exercise Price: $1,290, Expiration Date: June 14, 2012	(3,125)
TOTAL WRITTEN OPTIONS CONTRACTS
(Proceeds $8,181)		$(4,613)

AUD - Australian Dollar
BRL - Brazilian Real
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Yuan
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
NOK - Norwegian Krone
PEN - Peruvian Nuevo Sol
RUB - Russian Ruble
SEK - Swedish Krona
THB - Thai Baht
TRY - Turkish Lira
USD - United States Dollar
GBP - British Pound
CAD - Canadian Dollar
COP - Columbian Peso
CZK - Czech Republic Koruna
EUR - Euro
ILS - Israeli Shekel
KRW - South Korean Won
MYR - Malaysian Ringgit
MXN - Mexican Peso
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SGD - Singapore Dollar
ZAR - South African Rand
TWD - Taiwan Dollar

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Note 1 – Organization
Ramius Trading Strategies Managed Futures Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500® Index. The Fund commenced investment operations on September 13, 2011.

(a) Consolidation of Subsidiary – Ramius Trading Strategies MF Ltd.
The consolidated Schedules of Investments of the Ramius Trading Strategies Managed Futures Fund includes the account of Ramius Trading Strategies MF Ltd.  The Ramius Trading Strategies Managed Futures Fund may invest up to 25% of its total assets in Ramius Trading Strategies MF Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The Subsidiary is advised by Ramius Trading Strategies, LLC and acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies specified in the Fund’s prospectus and statement of additional information.  The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “CTA”) pursuant to such CTA’s commodity-related investment program (a “managed futures program”).  Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund.  The inception date of the Subsidiary was September 20, 2011.  As of March 31, 2012, net assets of the Fund were $183,048,005, of which $44,231,277, or approximately 24.2%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or

Ramius Trading Strategies Managed Futures Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2012 (Unaudited)

losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(e) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.  The Fund intends primarily to invest in futures contracts and options on them through the Trading Entities.  A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an

Ramius Trading Strategies Managed Futures Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2012 (Unaudited)

advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(f) Futures on Options
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes.  A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.  The Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Note 3 – Federal Income Taxes
At March 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Cost of investments	$150,351,313

Gross unrealized appreciation	$143,033
Gross unrealized depreciation	(64,148)

Net unrealized appreciation on investments	$78,885

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Ramius Trading Strategies Managed Futures Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2012 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 32	Total
Assets
Investments
Commercial Paper	$-	$9,189,944	$-	$9,189,944
Corporate Bonds	-	75,641,426	-	75,641,426
U.S. Government Agencies	-	52,828,668		52,828,668
Short-Term Investments	-	12,770,160	-	12,770,160
Total Investments	$-	$150,430,198	$-	$150,430,198
Other Financial Instruments1
Forward Foreign Currency Exchange Contracts	$1,755,698	$-	$-	$1,755,698
Futures Contracts	4,453,169	-	-	4,453,169
Purchased Options Contracts	376,306	-	-	376,306
Total Other Financial Instruments	$6,585,173	$-	$-	$6,585,173
Total Assets	$6,585,173	$150,430,198	$-	$157,015,371

Ramius Trading Strategies Managed Futures Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2012 (Unaudited)

Level 1	Level 2	Level 32	Total
Liabilities
Other Financial Instruments1
Forward Foreign Currency Exchange Contracts	$2,605,858	$-	$-	$2,605,858
Futures Contracts	4,622,606	-	-	4,622,606
Written Options Contracts	4,613	-	-	4,613
Total Other Financial Instruments	$7,233,077	$-	$-	$7,233,077
Total Liabilities	$7,233,077	$-	$-	$7,233,077

1
Other financial instruments are derivative instruments such as futures contracts, forward contracts, purchased options contracts, swap contracts and written options contracts.  Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while purchased and written options contracts are valued at market value.

2	The Fund did not hold any Level 3 securities as of March 31, 2012.

There were no transfers between Levels as of the beginning and ending of the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	May 30, 2012

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	May 30, 2012